Jul. 05, 2022

Supplement dated July 5, 2022 to the Prospectus dated April 29, 2022 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

As described in the Funds’ Prospectus, each Fund seeks to provide exposure to the S&P 500 Index, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, subject to a Par Up Rate, all over a six-month Outcome Period. The current Outcome Period for each Fund will end and, simultaneously, a new Outcome Period will commence on July 11, 2022 (the “New Outcome Period”). As of July 5, 2022, the estimated ranges of each Fund’s Par Up Rate for the New Outcome Period are available on the Funds’ website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), will not calculate the definitive rate applicable to each Fund’s New Outcome Period until the commencement of such Fund’s New Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the New Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Funds’ website on any given day.

Investors should retain this supplement for future reference.